104 P-2 06/13

SUPPLEMENT DATED June  28, 2013

TO THE PROSPECTUS DATED

JANUARY 1, 2013

OF

TEMPLETON FOREIGN FUND

The prospectus is amended as follows:

I. The portfolio management team under the “Fund Summary – Management” section on page 7 is revised as follows:

TUCKER SCOTT, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2007.

NORMAN BOERSMA, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

LISA F. MYERS, J.D., CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since 2002.

JAMES HARPER, CFA   Senior Vice President of Global Advisors and portfolio manager of the Fund since 2010.

II. The portfolio management team under the “Fund Details – Management” section on page 17 is revised as follows:

TUCKER SCOTT, CFA   Executive Vice President of Global Advisors

Mr. Scott has been lead portfolio manager of the Fund since 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

NORMAN BOERSMA, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been a portfolio manager of the Fund since 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1991.

LISA F. MYERS, J.D., CFA   Executive Vice President of Global Advisors

Ms. Myers has been a portfolio manager of the Fund since 2002, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

JAMES HARPER, CFA   Senior Vice President of Global Advisors

Mr. Harper has been a portfolio manager of the Fund since 2010, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2007.

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